BANK LOANS AND FACILITIES (Tables)	12 Months Ended
Dec. 31, 2014
BANK LOANS AND FACILITIES [Abstract]
Schedule of bank loans
	December 31,
	2013	2014

BOC (SZ)
- Interest rate at Benchmark Rate, denominated in RMB	$6,701,689	$-
CCB(SZ)
- Interest rate in a range between 95% to 160% of Benchmark Rate, denominated in RMB	19,638,649	13,847,031
Total bank loans	26,340,338	13,847,031
Less: Amount due within one year shown under current liabilities	26,340,338	13,847,031
Amount due after one year shown under noncurrent liabilities	$-	$-